Deferred tax	12 Months Ended
Dec. 31, 2021
Disclosure of deferred taxes [text block] [Abstract]
Deferred tax

Note 20. Deferred tax

The deferred tax assets and liabilities by type of temporary difference are as follows:

	As of December 31
	2021	2020
Net deferred tax asset (liability)
Trade and other receivables	(1,357)	(3,301)
Inventories	3,142	1,735
Property, plant and equipment	(3,486)	(6,817)
Intangibles	(875)	(634)
Borrowings and Trade and other payables	3,639	3,071
Provisions and Other liabilities	1,005	737
Others	(1,071)	8,088
Total net deferred tax asset (liability)	997	2,879

	As of December 31
	2021	2020
Deferred Tax Asset	7,067	21,769
Deferred Tax Liability	(6,070)	(18,890)
Net Deferred Tax Asset (Liability)	997	2,879

	As of December 31
	2021	2020	2019
Balance as on January 1	2,879	8,556	7,396
Recognized in Profit and Loss	(1,455)	(3,805)	1,083
Recognized in Other Comprehensive Income [1]	(58)	16	(43)
Others [2]	(369)	(1,888)	120
Balance as of December 31	997	2,879	8,556

[1]	Deferred tax related to employee defined benefit plans.
[2]	Deferred tax related to the purchase price acquisition of intangible assets in Procaps S.A. de C.V. (previously Laboratorios Lopez S.A. de C.V.).

The deferred tax assets are ordinary in character and comprised of temporary differences primarily related to the impairment of trade receivable for financial reporting purposes, differences in the financial statement carrying amount and tax basis of inventories, property, plant and equipment, intangibles, borrowings, provisions, and others. As of December 31, 2021 and 2020, the deferred tax asset balance does not comprise unused tax losses or unused tax credits. Given the expected near-term reversal of the deductible temporary differences giving rise to deferred tax assets, it is probable that future taxable profit will be available as a result of reversing taxable temporary differences to realize the tax benefit of the deferred tax assets either in the year of reversal or within the twelve year carryforward period permitted by Colombian income tax law.

There was a deferred tax asset that would have been recognized for $1,135 as of December 31, 2021 for temporary differences of $3,242 related to subsidiary Rymco Medical’s fiscal losses. However, this asset was not recognized because the Group’s management considers that there is no certainty of future taxable income available for compensation. Likewise, no deferred tax liabilities have been recognized from those entities in which the Group has control and in the foreseeable future it is not expected that the same will be carried out.